Additional Financial Information (Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional Financial Information [Abstract]
Advertising expense	$ 3,272	$ 3,268	$ 2,910
Interest expense incurred	3,847	4,224	3,707
Capitalized interest	(234)	(284)	(263)
Total interest expense	$ 3,613	$ 3,940	$ 3,444